Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) per share [Line Items]
Net income (loss) (in Dollars)	$ 1,724,546		$ (27,988,546)		$ (38,093,756)		$ (75,168,363)
Basic shares:
Weighted-average shares outstanding	5,480,673	[1]	5,383,476	[1]	5,443,605	[2]	5,272,212	[2]
Diluted shares:
Weighted-average shares outstanding	5,556,830	[1]	5,383,476	[1]	5,443,605	[2]	5,272,212	[2]
Basic (in Dollars per share)	$ 0.31	[1]	$ (5.2)	[1]	$ (7)	[2]	$ (14.26)	[2]
Diluted (in Dollars per share)	$ 0.31	[1]	$ (5.2)	[1]	$ (7.00)	[2]	$ (14.26)	[2]
Share-Based Payment Arrangement, Option [Member]
Diluted shares:
Dilutive effect of share-based Payment arrangements	67,741
Restricted Stock Units (RSUs) [Member]
Diluted shares:
Dilutive effect of share-based Payment arrangements	8,416

[1]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share and per-share amounts have been retroactively restated.
[2]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts (excluding shares authorized and par value) have been retroactively restated.